Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term and Long-Term Debt (Tables) [Abstract]
Short-term debt

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Banks, insurance companies and other financial institutions	¥130,308	¥92,438	$1,569,976
Commercial paper	—	31,000	—

Short-term debt	¥130,308	¥123,438	$1,569,976

Long-term debt

	Millions of yen		U.S. dollars
	2011	2010	2011
Long-term debt with collateral (Note 9):
Banks, insurance companies and other financial institutions,	¥—	¥50	$—
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3%	217,554	228,311	2,621,132
Euro Medium-Term Notes maturing serially through 2011-2015, weighted-average rate 1.0%	55,167	68,142	664,663
1.66% Unsecured Bonds due 2012	20,000	20,000	240,964
0.85% Unsecured Bonds due 2012	10,000	10,000	120,482
1.53% Unsecured Bonds due 2013	30,000	30,000	361,446
1.19% Unsecured Bonds due 2014	30,000	30,000	361,446
Capital lease obligations (Note 16)	48,526	72,951	584,650
Other	2,513	3,487	30,277

Total	413,760	462,941	4,985,060
Less: current maturities	(122,608)	(105,956)	(1,477,205)

Long-term debt	¥291,152	¥356,985	$3,507,855

Maturities of long-term debt

Year ending March 31	Millions of yen
2012	¥115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484

Total	¥405,438